UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2008

1.805755.104

AIG-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.2%
Gentex Corp.	45,800	$ 402
Johnson Controls, Inc.	51,100	902
		1,304
Automobiles - 0.0%
Renault SA	3,700	82
Toyota Motor Corp. sponsored ADR	5,800	366
		448
Distributors - 0.2%
Li & Fung Ltd.	779,000	1,427
Diversified Consumer Services - 0.1%
Educomp Solutions Ltd.	8,592	397
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	3,500	181
Service Corp. International	33,800	197
		775
Hotels, Restaurants & Leisure - 0.6%
Burger King Holdings, Inc.	10,300	222
McDonald's Corp.	81,100	4,765
Wendy's/Arby's Group, Inc.	29,600	119
		5,106
Household Durables - 0.2%
Centex Corp.	6,890	63
D.R. Horton, Inc.	48,400	333
Harman International Industries, Inc.	11,000	166
Newell Rubbermaid, Inc.	24,300	325
Pulte Homes, Inc.	19,300	206
Whirlpool Corp.	6,745	266
		1,359
Internet & Catalog Retail - 0.0%
Priceline.com, Inc. (a)	3,400	235
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	7,700	206
Nikon Corp.	55,000	619
		825
Media - 1.4%
Central European Media Enterprises Ltd. Class A (a)	20,800	320
Comcast Corp. Class A	196,800	3,413
Discovery Communications, Inc. (a)	16,200	243
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc. Class A (a)	32,500	$ 471
News Corp. Class A	41,800	330
Omnicom Group, Inc.	57,900	1,638
The Walt Disney Co.	46,700	1,052
Time Warner Cable, Inc. (a)	56,300	1,143
Time Warner, Inc.	266,909	2,416
Viacom, Inc. Class B (non-vtg.) (a)	46,600	742
Virgin Media, Inc.	48,600	230
		11,998
Multiline Retail - 0.2%
Kohl's Corp. (a)	6,288	205
Target Corp.	54,500	1,840
		2,045
Specialty Retail - 1.1%
Home Depot, Inc.	38,400	887
Lowe's Companies, Inc.	114,200	2,359
MarineMax, Inc. (a)	19,014	53
OfficeMax, Inc.	17,288	94
PetSmart, Inc.	36,377	638
Ross Stores, Inc.	34,779	922
Sally Beauty Holdings, Inc. (a)	18,000	78
Sherwin-Williams Co.	7,600	448
Staples, Inc.	52,840	917
Tiffany & Co., Inc.	8,700	172
TJX Companies, Inc.	80,200	1,830
Urban Outfitters, Inc. (a)	20,400	371
Zumiez, Inc. (a)	38,500	333
		9,102
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (a)	36,500	690
LVMH Moet Hennessy - Louis Vuitton	3,300	188
NIKE, Inc. Class B	16,400	873
Polo Ralph Lauren Corp. Class A	9,376	405
Ports Design Ltd.	123,500	139
VF Corp.	3,800	199
		2,494
TOTAL CONSUMER DISCRETIONARY		37,118
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 8.8%
Beverages - 2.7%
Anheuser Busch InBev NV	53,500	$ 882
Anheuser Busch InBev NV rights 12/9/08 (a)	21,200	258
Coca-Cola Enterprises, Inc.	45,900	421
Coca-Cola FEMSA SAB de CV sponsored ADR	10,936	381
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	25,800	391
Coca-Cola Icecek AS	32,000	149
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	7,700	335
Constellation Brands, Inc. Class A (sub. vtg.) (a)	111,710	1,425
Cott Corp. (a)	130,244	110
Diageo PLC sponsored ADR	18,800	1,060
Embotelladora Andina SA sponsored ADR	19,139	254
Fomento Economico Mexicano SA de CV sponsored ADR	6,100	168
Heineken NV (Bearer)	100	3
Molson Coors Brewing Co. Class B	40,100	1,783
PepsiCo, Inc.	113,800	6,452
Pernod Ricard SA	8,900	525
SABMiller PLC	36,400	590
The Coca-Cola Co.	163,500	7,663
		22,850
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	27,200	1,400
CVS Caremark Corp.	150,388	4,351
Kroger Co.	34,800	963
Safeway, Inc.	47,598	1,038
Sysco Corp.	29,300	687
Wal-Mart Stores, Inc.	83,900	4,688
Walgreen Co.	100,200	2,479
X5 Retail Group NV GDR (a)(f)	14,900	80
		15,686
Food Products - 1.4%
Archer Daniels Midland Co.	44,400	1,216
Bunge Ltd.	9,100	386
Cadbury PLC sponsored ADR	11,600	394
Green Mountain Coffee Roasters, Inc. (a)	29,090	1,057
Groupe Danone	9,261	534
Kraft Foods, Inc. Class A	63,600	1,731
Lighthouse Caledonia ASA	102,121	30
Lindt & Spruengli AG	8	197
Nestle SA (Reg.)	76,786	2,782
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Perdigao SA (ON)	9,900	$ 157
Sadia SA ADR	24,000	106
SLC Agricola SA	33,500	154
Tyson Foods, Inc. Class A	84,900	570
Unilever NV (NY Shares)	90,200	2,108
Viterra, Inc. (a)	25,600	154
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	3,400	81
		11,657
Household Products - 2.1%
Colgate-Palmolive Co.	49,100	3,195
Energizer Holdings, Inc. (a)	4,500	195
Kimberly-Clark Corp.	16,600	959
Procter & Gamble Co.	207,906	13,379
		17,728
Personal Products - 0.3%
Avon Products, Inc.	93,800	1,979
Bare Escentuals, Inc. (a)	17,233	81
Herbalife Ltd.	9,100	162
		2,222
Tobacco - 0.5%
Altria Group, Inc.	26,700	429
British American Tobacco PLC sponsored ADR	54,000	2,831
Philip Morris International, Inc.	18,300	772
Souza Cruz Industria Comerico	8,900	182
		4,214
TOTAL CONSUMER STAPLES		74,357
ENERGY - 7.9%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	19,632	355
BJ Services Co.	21,300	255
ENSCO International, Inc.	29,457	955
Exterran Holdings, Inc. (a)	17,100	300
Global Industries Ltd. (a)	43,932	130
Hercules Offshore, Inc. (a)	37,961	221
Nabors Industries Ltd. (a)	141,147	2,047
National Oilwell Varco, Inc. (a)	161,200	4,560
Noble Corp.	35,300	946
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Parker Drilling Co. (a)	109,271	$ 334
Patterson-UTI Energy, Inc.	31,500	393
Pride International, Inc. (a)	15,300	248
Rowan Companies, Inc.	47,700	828
Schlumberger Ltd. (NY Shares)	39,700	2,014
Smith International, Inc.	30,150	882
Transocean, Inc. (a)	1,800	120
Weatherford International Ltd. (a)	271,300	3,465
Willbros Group, Inc. (a)	42,600	352
		18,405
Oil, Gas & Consumable Fuels - 5.7%
Cabot Oil & Gas Corp.	47,800	1,433
Canadian Natural Resources Ltd.	90,000	3,725
Chesapeake Energy Corp.	33,286	572
Chevron Corp.	81,500	6,439
Comstock Resources, Inc. (a)	53,982	2,263
Concho Resources, Inc. (a)	201,370	4,750
ConocoPhillips	57,779	3,035
Continental Resources, Inc. (a)(e)	19,800	387
Copano Energy LLC	1,000	12
Denbury Resources, Inc. (a)	170,528	1,625
El Paso Corp.	145,400	1,075
Ellora Energy, Inc. (a)(f)	106,700	620
Energy Resources of Australia Ltd.	25,595	271
Energy Transfer Equity LP	2,100	35
Evergreen Energy, Inc. (a)	403,960	154
EXCO Resources, Inc. (a)	45,600	350
Forest Oil Corp. (a)	19,900	347
Hess Corp.	28,482	1,539
OPTI Canada, Inc. (a)	89,800	161
Petrohawk Energy Corp. (a)	244,335	4,269
Plains Exploration & Production Co. (a)	38,190	884
Quicksilver Resources, Inc. (a)	44,300	276
Range Resources Corp.	15,050	624
Reliance Industries Ltd.	7,322	168
SandRidge Energy, Inc.	46,900	416
Southwestern Energy Co. (a)	75,300	2,588
Suncor Energy, Inc.	13,400	288
Sunoco, Inc. (e)	105,150	4,179
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	46,800	$ 1,901
Walter Industries, Inc.	800	15
Williams Companies, Inc.	255,400	4,143
		48,544
TOTAL ENERGY		66,949
FINANCIALS - 7.6%
Capital Markets - 0.5%
BlackRock, Inc. Class A	4,700	591
Charles Schwab Corp.	121,900	2,234
EFG International	6,186	99
Morgan Stanley	60,678	895
		3,819
Commercial Banks - 2.2%
Bangkok Bank Ltd. PCL (For. Reg.)	302,500	563
Huntington Bancshares, Inc.	71,400	571
KeyCorp	81,400	764
Mitsubishi UFJ Financial Group, Inc.	54,800	304
National City Corp.	977,500	1,965
PNC Financial Services Group, Inc.	9,300	491
Regions Financial Corp.	22,600	230
Sumitomo Mitsui Financial Group, Inc.	335	1,209
UCBH Holdings, Inc.	35,481	165
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,600	295
Wachovia Corp.	68,700	386
Wells Fargo & Co.	394,107	11,386
Zions Bancorp	5,400	172
		18,501
Consumer Finance - 0.5%
American Express Co.	32,700	762
Capital One Financial Corp.	46,700	1,607
Discover Financial Services	60,630	620
Promise Co. Ltd.	24,900	512
SLM Corp. (a)	115,100	1,060
		4,561
Diversified Financial Services - 2.6%
Bank of America Corp.	156,961	2,551
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	415,800	$ 3,447
JPMorgan Chase & Co.	494,980	15,671
		21,669
Insurance - 1.6%
ACE Ltd.	44,040	2,301
American International Group, Inc.	188,768	379
Berkshire Hathaway, Inc. Class A (a)	11	1,144
Fidelity National Financial, Inc. Class A	34,600	427
Hartford Financial Services Group, Inc.	27,900	236
Marsh & McLennan Companies, Inc.	71,500	1,823
MBIA, Inc.	17,000	99
MetLife, Inc.	63,545	1,828
PartnerRe Ltd.	15,600	1,091
Principal Financial Group, Inc.	8,100	112
Prudential Financial, Inc.	11,600	252
Reinsurance Group of America, Inc.	18,072	734
Sony Financial Holdings, Inc.	488	1,445
The Travelers Companies, Inc.	23,600	1,030
Unum Group	63,400	945
XL Capital Ltd. Class A	10,400	52
		13,898
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc.	1,400	62
Developers Diversified Realty Corp.	10,000	48
General Growth Properties, Inc.	40,200	55
Highwoods Properties, Inc. (SBI)	4,980	119
Home Properties, Inc.	1,500	59
SL Green Realty Corp.	3,300	63
Vornado Realty Trust	24,700	1,320
		1,726
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	130,000	6
TOTAL FINANCIALS		64,180
HEALTH CARE - 8.7%
Biotechnology - 1.7%
Amgen, Inc. (a)	62,314	3,461
Biogen Idec, Inc. (a)	28,800	1,219
Celgene Corp. (a)	10,768	561
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
CSL Ltd.	28,662	$ 652
Genentech, Inc. (a)	16,492	1,263
Genzyme Corp. (a)	37,000	2,369
Gilead Sciences, Inc. (a)	78,300	3,507
Myriad Genetics, Inc. (a)	3,819	226
ONYX Pharmaceuticals, Inc. (a)	17,600	495
OSI Pharmaceuticals, Inc. (a)	12,081	449
		14,202
Health Care Equipment & Supplies - 1.4%
Alcon, Inc.	8,920	712
Baxter International, Inc.	68,700	3,634
Boston Scientific Corp. (a)	63,400	391
C.R. Bard, Inc.	13,243	1,086
Covidien Ltd.	80,466	2,965
Edwards Lifesciences Corp. (a)	11,100	552
Hospira, Inc. (a)	35,906	1,078
Immucor, Inc. (a)	8,223	200
Mako Surgical Corp.	17,900	137
Medtronic, Inc.	43,000	1,312
		12,067
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	5,600	182
Express Scripts, Inc. (a)	19,525	1,123
Humana, Inc. (a)	5,386	163
McKesson Corp.	14,900	521
Medco Health Solutions, Inc. (a)	69,621	2,924
UnitedHealth Group, Inc.	39,495	830
Universal Health Services, Inc. Class B	19,203	713
WellPoint, Inc. (a)	16,600	591
		7,047
Health Care Technology - 0.2%
HLTH Corp. (a)	174,885	1,639
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	5,500	121
Thermo Fisher Scientific, Inc. (a)	5,700	203
		324
Pharmaceuticals - 4.5%
Abbott Laboratories	143,021	7,493
Allergan, Inc.	40,030	1,508
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Alpharma, Inc. Class A (a)	13,736	$ 496
Bristol-Myers Squibb Co.	52,400	1,085
Jazz Pharmaceuticals, Inc. (a)	6,274	9
Johnson & Johnson	141,279	8,276
Merck & Co., Inc.	109,920	2,937
Novo Nordisk AS Series B	22,700	1,166
Pfizer, Inc.	386,300	6,347
Pronova BioPharma ASA (a)	66,300	183
Schering-Plough Corp.	103,700	1,743
Shire PLC sponsored ADR	6,700	275
Valeant Pharmaceuticals International (a)(e)	34,300	668
Wyeth	151,000	5,438
XenoPort, Inc. (a)	5,000	157
		37,781
TOTAL HEALTH CARE		73,060
INDUSTRIALS - 7.0%
Aerospace & Defense - 2.0%
General Dynamics Corp.	23,400	1,209
Honeywell International, Inc.	78,100	2,176
Lockheed Martin Corp.	73,800	5,691
Raytheon Co.	98,825	4,823
The Boeing Co.	24,400	1,040
United Technologies Corp.	40,300	1,956
		16,895
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	82,500	4,214
FedEx Corp.	25,000	1,766
United Parcel Service, Inc. Class B	76,700	4,418
		10,398
Building Products - 0.0%
Masco Corp.	33,111	317
Commercial Services & Supplies - 0.6%
Stericycle, Inc. (a)	88,900	5,094
Construction & Engineering - 0.2%
MYR Group, Inc. (a)	9,700	98
Quanta Services, Inc. (a)(e)	90,200	1,467
		1,565
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.5%
Alstom SA	25,700	$ 1,378
First Solar, Inc. (a)	1,600	200
Q-Cells SE (a)	13,950	468
SolarWorld AG (e)	21,800	391
Sunpower Corp. Class B (a)	16,900	440
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	56,940	486
Vestas Wind Systems AS (a)	10,675	484
		3,847
Industrial Conglomerates - 0.6%
General Electric Co.	196,185	3,368
Siemens AG sponsored ADR	21,700	1,295
		4,663
Machinery - 1.5%
Cummins, Inc.	55,500	1,420
Danaher Corp.	75,600	4,206
Deere & Co.	61,500	2,141
Eaton Corp.	48,900	2,266
Illinois Tool Works, Inc.	35,200	1,201
Navistar International Corp. (a)	34,700	758
Sulzer AG (Reg.)	2,108	113
Vallourec SA	4,700	502
		12,607
Road & Rail - 0.4%
CSX Corp.	20,096	748
Union Pacific Corp.	58,400	2,922
		3,670
TOTAL INDUSTRIALS		59,056
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.3%
Ciena Corp. (a)	191,800	1,419
Cisco Systems, Inc. (a)	48,000	794
F5 Networks, Inc. (a)	12,000	299
Juniper Networks, Inc. (a)	311,869	5,420
Powerwave Technologies, Inc. (a)	174,803	84
QUALCOMM, Inc.	9,000	302
Sycamore Networks, Inc. (a)	541,200	1,661
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Tellabs, Inc. (a)	150,000	$ 626
ZTE Corp. (H Shares)	129,400	281
		10,886
Computers & Peripherals - 0.4%
Apple, Inc. (a)	18,437	1,709
Hewlett-Packard Co.	23,000	811
SanDisk Corp. (a)	97,503	780
		3,300
Electronic Equipment & Components - 0.2%
Avnet, Inc. (a)	65,000	926
Hon Hai Precision Industry Co. Ltd. (Foxconn)	120,850	235
		1,161
Internet Software & Services - 0.0%
Google, Inc. Class A (sub. vtg.) (a)	104	30
VistaPrint Ltd. (a)	12,900	211
		241
IT Services - 0.3%
Visa, Inc.	52,700	2,770
Semiconductors & Semiconductor Equipment - 4.5%
Altera Corp.	102,000	1,500
Analog Devices, Inc.	156,300	2,673
Applied Materials, Inc.	527,800	5,056
ASAT Holdings Ltd. (a)	6,352	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0
ASML Holding NV (NY Shares)	397,934	6,100
ATMI, Inc. (a)	35,600	424
Brooks Automation, Inc. (a)	94,800	366
Cirrus Logic, Inc. (a)	148,000	625
Cymer, Inc. (a)	60,900	1,431
FEI Co. (a)	21,700	441
Globe Specialty Metals, Inc. (Reg. S) (a)(g)	60,824	335
Intel Corp.	25,000	345
Lam Research Corp. (a)	93,800	1,895
Linear Technology Corp.	111,300	2,220
Mattson Technology, Inc. (a)	131,028	236
Maxim Integrated Products, Inc.	52,000	643
MediaTek, Inc.	5,000	34
MEMC Electronic Materials, Inc. (a)	4,400	66
Micron Technology, Inc. (a)	794,600	2,177
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. (a)	126,800	$ 1,571
Powertech Technology, Inc.	140,000	200
Richtek Technology Corp.	50,000	192
Samsung Electronics Co. Ltd.	2,500	827
Taiwan Semiconductor Manufacturing Co. Ltd.	450,000	561
Teradyne, Inc. (a)	170,900	648
Tokyo Electron Ltd.	126,000	3,421
Varian Semiconductor Equipment Associates, Inc. (a)	117,400	2,160
Verigy Ltd. (a)	85,700	789
Xilinx, Inc.	46,000	753
		37,689
Software - 2.3%
Cadence Design Systems, Inc. (a)	166,300	642
Microsoft Corp.	770,000	15,569
Nintendo Co. Ltd.	650	202
Oracle Corp. (a)	46,900	755
Perfect World Co. Ltd. sponsored ADR Class B (a)	61,400	1,071
Quest Software, Inc. (a)	90,500	1,208
		19,447
TOTAL INFORMATION TECHNOLOGY		75,494
MATERIALS - 1.7%
Chemicals - 1.1%
Albemarle Corp.	28,200	573
CF Industries Holdings, Inc.	2,600	137
E.I. du Pont de Nemours & Co.	21,700	544
Ecolab, Inc.	39,000	1,497
FMC Corp.	19,800	865
Monsanto Co.	53,387	4,228
Potash Corp. of Saskatchewan, Inc.	2,100	129
Praxair, Inc.	10,300	608
Solutia, Inc. (a)	41,380	281
The Mosaic Co.	6,700	203
		9,065
Containers & Packaging - 0.3%
Ball Corp.	11,300	412
Crown Holdings, Inc. (a)	27,100	435
Owens-Illinois, Inc. (a)	25,900	524
Pactiv Corp. (a)	6,700	167
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co. Class A	23,900	$ 807
Temple-Inland, Inc.	93,969	297
		2,642
Metals & Mining - 0.3%
Agnico-Eagle Mines Ltd.	16,500	622
Alcoa, Inc.	15,900	171
Barrick Gold Corp.	15,122	447
Century Aluminum Co. (a)(e)	13,000	106
Freeport-McMoRan Copper & Gold, Inc. Class B	7,400	178
Goldcorp, Inc.	24,900	673
Newmont Mining Corp.	2,865	96
Nucor Corp.	18,400	657
Steel Dynamics, Inc.	7,800	64
		3,014
TOTAL MATERIALS		14,721
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	384,488	10,981
Qwest Communications International, Inc.	98,300	315
Verizon Communications, Inc.	203,000	6,628
		17,924
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	88,880	2,421
Clearwire Corp. (a)	88,332	585
Sprint Nextel Corp.	198,300	553
		3,559
TOTAL TELECOMMUNICATION SERVICES		21,483
UTILITIES - 2.8%
Electric Utilities - 1.6%
Allegheny Energy, Inc.	30,973	1,092
American Electric Power Co., Inc.	36,200	1,133
Duke Energy Corp.	36,400	566
Edison International	25,700	858
Entergy Corp.	22,700	1,932
Exelon Corp.	53,600	3,013
FirstEnergy Corp.	34,300	2,009
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FPL Group, Inc.	28,800	$ 1,404
Northeast Utilities	8,645	201
Portland General Electric Co.	2,600	48
PPL Corp.	18,400	624
Progress Energy, Inc.	16,300	647
		13,527
Gas Utilities - 0.1%
Questar Corp.	11,540	371
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	52,176	401
Dynegy, Inc. Class A (a)	68,400	153
NRG Energy, Inc. (a)	81,894	1,940
		2,494
Multi-Utilities - 0.8%
Ameren Corp.	18,018	641
CenterPoint Energy, Inc.	18,500	239
CMS Energy Corp.	14,800	150
Dominion Resources, Inc.	37,300	1,373
NiSource, Inc.	16,077	194
OGE Energy Corp.	4,403	117
PG&E Corp.	24,300	924
Public Service Enterprise Group, Inc.	48,150	1,488
Sempra Energy	28,900	1,349
Xcel Energy, Inc.	29,200	549
		7,024
TOTAL UTILITIES		23,416
TOTAL COMMON STOCKS (Cost $628,250)		509,834
Convertible Preferred Stocks - 0.3%

FINANCIALS - 0.3%
Commercial Banks - 0.3%
Huntington Bancshares, Inc. 8.50%	1,000	720
Wachovia Corp. 7.50%	2,200	1,379
		2,099
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	9,000	$ 168
TOTAL FINANCIALS		2,267
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
MATERIALS - 0.0%
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	11,800	489
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,439)		2,756
Corporate Bonds - 5.2%
	Principal Amount (000s)
Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	$ 487	302
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (f)	24	24
TOTAL CONVERTIBLE BONDS		326
Nonconvertible Bonds - 5.1%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 6.3% 3/1/38	340	323
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	100	67
Newell Rubbermaid, Inc. 6.25% 4/15/18	130	98
		165
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	500	430
Comcast Corp. 6.45% 3/15/37	959	753
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
COX Communications, Inc. 6.45% 12/1/36 (f)	$ 240	$ 183
News America Holdings, Inc. 7.75% 12/1/45	510	462
News America, Inc.:
6.15% 3/1/37	235	174
6.2% 12/15/34	990	750
Time Warner Cable, Inc.:
5.85% 5/1/17	363	305
6.75% 7/1/18	430	377
7.3% 7/1/38	360	300
Time Warner, Inc. 6.5% 11/15/36	290	214
Viacom, Inc.:
6.125% 10/5/17	310	252
6.75% 10/5/37	105	77
		4,277
TOTAL CONSUMER DISCRETIONARY		4,765
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Diageo Capital PLC 5.75% 10/23/17	489	442
PepsiCo, Inc. 7.9% 11/1/18	380	424
		866
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (k)	790	411
Food Products - 0.2%
General Mills, Inc. 5.2% 3/17/15	336	306
Kraft Foods, Inc.:
6% 2/11/13	470	460
6.125% 2/1/18	296	273
6.875% 2/1/38	636	557
		1,596
Tobacco - 0.2%
Altria Group, Inc.:
9.7% 11/10/18	430	435
9.95% 11/10/38	260	258
Philip Morris International, Inc.:
4.875% 5/16/13	291	278
5.65% 5/16/18	275	247
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.: - continued
6.375% 5/16/38	$ 466	$ 399
Reynolds American, Inc. 7.25% 6/15/37	435	280
		1,897
TOTAL CONSUMER STAPLES		4,770
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 7% 3/15/38	245	189
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp. 6.45% 9/15/36	155	120
Duke Capital LLC 6.75% 2/15/32	485	339
Duke Energy Field Services 6.45% 11/3/36 (f)	470	324
Nakilat, Inc. 6.067% 12/31/33 (f)	515	366
Nexen, Inc.:
5.875% 3/10/35	355	245
6.4% 5/15/37	290	210
NGPL PipeCo LLC 6.514% 12/15/12 (f)	245	228
Pemex Project Funding Master Trust 3.4106% 12/3/12 (f)(k)	200	169
Petro-Canada:
6.05% 5/15/18	150	118
6.8% 5/15/38	395	281
Plains All American Pipeline LP:
6.125% 1/15/17	205	160
6.65% 1/15/37	320	201
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)	380	312
Suncor Energy, Inc.:
6.1% 6/1/18	385	325
6.85% 6/1/39	400	308
TEPPCO Partners LP 7.55% 4/15/38	375	279
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	277
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp. 6.625% 6/15/37	$ 215	$ 161
XTO Energy, Inc. 6.75% 8/1/37	400	329
		4,752
TOTAL ENERGY		4,941
FINANCIALS - 1.9%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 6.95% 8/10/12	775	780
BlackRock, Inc. 6.25% 9/15/17	490	436
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	374
6.75% 10/1/37	865	555
JPMorgan Chase Capital XX 6.55% 9/29/36	235	170
JPMorgan Chase Capital XXV 6.8% 10/1/37	2,025	1,488
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17 (d)	215	0
6.875% 5/2/18 (d)	255	26
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	170	157
6.15% 4/25/13	125	118
6.875% 4/25/18	21	20
Morgan Stanley:
4.75% 4/1/14	220	160
5.45% 1/9/17	100	79
6.625% 4/1/18	600	498
Northern Trust Corp. 5.5% 8/15/13	90	89
UBS AG Stamford Branch:
5.75% 4/25/18	475	403
5.875% 12/20/17	390	339
		5,692
Commercial Banks - 0.4%
Bank of America NA 5.3% 3/15/17	220	198
Credit Suisse First Boston 6% 2/15/18	610	516
HBOS PLC 6.75% 5/21/18 (f)	380	316
HSBC Holdings PLC 6.5% 9/15/37	575	482
Standard Chartered Bank 6.4% 9/26/17 (f)	774	631
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA 6.6% 1/15/38	$ 1,000	$ 858
Wells Fargo & Co. 5.625% 12/11/17	595	564
		3,565
Consumer Finance - 0.3%
American Express Co. 8.15% 3/19/38	390	362
American General Finance Corp. 6.9% 12/15/17	295	122
General Electric Capital Corp.:
5.625% 9/15/17	325	301
5.875% 1/14/38	900	737
6.375% 11/15/67 (k)	500	320
SLM Corp.:
3.675% 7/27/09 (k)	148	137
3.695% 7/26/10 (k)	564	441
4% 1/15/09	135	132
4.5% 7/26/10	325	274
		2,826
Diversified Financial Services - 0.2%
Bank of America Corp. 5.75% 12/1/17	260	242
Citigroup, Inc.:
5.3% 10/17/12	270	246
5.5% 4/11/13	120	109
6.125% 5/15/18	120	110
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	229	221
6.375% 5/15/38	290	274
International Lease Finance Corp. 5.65% 6/1/14	590	354
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(k)	500	265
		1,821
Insurance - 0.1%
American International Group, Inc. 8.175% 5/15/58 (f)(k)	305	101
The Chubb Corp.:
5.75% 5/15/18	160	139
6.5% 5/15/38	135	114
		354
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Duke Realty LP:
5.4% 8/15/14	$ 210	$ 130
5.95% 2/15/17	35	18
6.25% 5/15/13	275	168
6.5% 1/15/18	285	143
Liberty Property LP 6.625% 10/1/17	245	147
UDR, Inc. 5.5% 4/1/14	405	271
		877
Real Estate Management & Development - 0.1%
ERP Operating LP:
5.375% 8/1/16	95	61
5.5% 10/1/12	135	111
5.75% 6/15/17	280	178
		350
Thrifts & Mortgage Finance - 0.0%
Credit Suisse First Boston New York Branch 5% 5/15/13	243	229
TOTAL FINANCIALS		15,714
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
AstraZeneca PLC:
5.9% 9/15/17	265	263
6.45% 9/15/37	195	186
		449
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (f)	780	589
Airlines - 0.0%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	470	381
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6.55% 10/15/37	$ 245	$ 214
General Electric Co. 5.25% 12/6/17	890	816
		1,030
TOTAL INDUSTRIALS		2,000
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	140	108
MATERIALS - 0.1%
Metals & Mining - 0.1%
Rio Tinto Finance Ltd.:
6.5% 7/15/18	274	188
7.125% 7/15/28	346	229
United States Steel Corp. 6.65% 6/1/37	335	181
Vale Overseas Ltd. 6.25% 1/23/17	485	439
		1,037
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
6.3% 1/15/38	548	443
6.8% 5/15/36	1,100	943
BellSouth Capital Funding Corp. 7.875% 2/15/30	85	78
British Telecommunications PLC 9.125% 12/15/30	625	587
SBC Communications, Inc.:
6.15% 9/15/34	525	410
6.45% 6/15/34	640	515
Sprint Capital Corp. 6.875% 11/15/28	1,149	563
Telecom Italia Capital SA 7.2% 7/18/36	385	258
Telefonica Emisiones SAU 7.045% 6/20/36	234	194
Verizon Communications, Inc.:
6.1% 4/15/18	235	205
6.25% 4/1/37	187	147
6.4% 2/15/38	341	276
6.9% 4/15/38	260	217
Verizon Global Funding Corp. 7.75% 12/1/30	990	881
		5,717
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. 6% 12/1/16	$ 105	$ 58
TOTAL TELECOMMUNICATION SERVICES		5,775
UTILITIES - 0.4%
Electric Utilities - 0.3%
Commonwealth Edison Co.:
5.4% 12/15/11	321	306
5.8% 3/15/18	435	379
Duke Energy Carolinas LLC:
5.25% 1/15/18	235	223
6.05% 4/15/38	176	162
EDP Finance BV 6% 2/2/18 (f)	380	323
Enel Finance International SA:
6.25% 9/15/17 (f)	195	170
6.8% 9/15/37 (f)	608	462
Illinois Power Co. 6.125% 11/15/17	165	142
Nevada Power Co. 6.5% 5/15/18	165	144
PPL Capital Funding, Inc. 6.7% 3/30/67 (k)	235	106
Southern California Edison Co. 5.95% 2/1/38	225	213
		2,630
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC 6.5% 5/1/18	310	237
Multi-Utilities - 0.1%
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	195	173
6.5% 9/15/37	445	372
NiSource Finance Corp. 5.45% 9/15/20	335	198
		743
TOTAL UTILITIES		3,610
TOTAL NONCONVERTIBLE BONDS		43,169
TOTAL CORPORATE BONDS (Cost $54,537)		43,495
U.S. Government and Government Agency Obligations - 6.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.5%
Fannie Mae 5% 2/16/12	$ 2,000	$ 2,123
Federal Home Loan Bank 3.625% 5/29/13	3,350	3,413
Freddie Mac:
4% 6/12/13	2,342	2,428
5.25% 7/18/11	1,896	2,020
5.75% 1/15/12	2,024	2,181
Tennessee Valley Authority 5.375% 4/1/56	405	432
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		12,597
U.S. Treasury Inflation Protected Obligations - 2.5%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (n)	20,729	18,646
2.625% 7/15/17	2,111	2,005
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		20,651
U.S. Treasury Obligations - 2.7%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.64% 12/4/08 to 1/8/09 (h)	850	850
U.S. Treasury Notes:
2% 11/30/13 (g)	7,450	7,452
3.375% 6/30/13	13,554	14,557
TOTAL U.S. TREASURY OBLIGATIONS		22,859
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $56,820)		56,107
U.S. Government Agency - Mortgage Securities - 6.0%

Fannie Mae - 3.9%
4.5% 4/1/20	168	170
5% 12/1/21 to 5/1/22	3,350	3,391
5.5% 12/11/38 (g)	5,000	5,084
5.5% 12/11/38 (g)	15,000	15,251
5.593% 7/1/37 (k)	101	102
6% 11/1/32 to 10/1/37	8,563	8,772
6.022% 4/1/36 (k)	77	78
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.243% 6/1/36 (k)	$ 26	$ 26
6.328% 4/1/36 (k)	79	80
TOTAL FANNIE MAE		32,954
Freddie Mac - 2.1%
5.735% 10/1/35 (k)	46	46
5.86% 6/1/36 (k)	90	91
5.997% 7/1/37 (k)	455	460
6% 12/1/38 (g)	8,000	8,176
6% 12/11/38 (g)	8,000	8,176
6.024% 6/1/36 (k)	84	85
6.053% 4/1/36 (k)	145	146
6.097% 6/1/36 (k)	85	85
TOTAL FREDDIE MAC		17,265
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $49,382)		50,219
Asset-Backed Securities - 0.1%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 1.795% 11/25/50 (k)	18	14
Merna Reinsurance Ltd. Series 2007-1 Class B, 5.5119% 6/30/12 (f)(k)	470	436
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	160	123
TOTAL ASSET-BACKED SECURITIES (Cost $623)		573
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Banc of America Mortgage Securities, Inc. Series 2004-A Class 2A2, 4.1069% 2/25/34 (k)	74	56
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.8511% 2/25/37 (k)	70	53
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.6606% 8/25/34 (k)	91	66
Class A4, 4.3903% 8/25/34 (k)	79	58
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.5901% 11/25/34 (k)	$ 110	$ 84
JPMorgan Mortgage Trust:
Series 2004-A1 Class 2A1, 4.5011% 2/25/34 (k)	71	55
Series 2004-A5 Class 2A1, 4.6192% 12/25/34 (k)	113	112
Series 2006-A2 Class 5A1, 4.7753% 11/25/33 (k)	327	228
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6291% 10/25/35 (k)	196	148
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2911% 7/25/34 (k)	72	54
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4533% 4/25/33 (k)	60	47
Series 2003-20 Class 1A1, 5.5% 7/25/33	41	32
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.2014% 12/25/34 (k)	63	47
Series 2004-H Class A1, 4.5293% 6/25/34 (k)	150	111
Series 2005-AR10 Class 2A2, 4.2066% 6/25/35 (k)	142	95
Series 2005-AR12 Class 2A6, 4.3445% 7/25/35 (k)	209	139
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (k)	129	87
TOTAL PRIVATE SPONSOR		1,472
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	330	335
Series 2002-9 Class PC, 6% 3/25/17	49	51
TOTAL U.S. GOVERNMENT AGENCY		386
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,079)		1,858
Commercial Mortgage Securities - 0.4%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	175	135
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	279
Series 2007-C6 Class A1, 5.622% 12/10/49 (k)	684	596
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (k)	$ 435	$ 339
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 1.1034% 1/15/37 (f)(k)(m)	5,049	88
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class A3, 4.959% 8/15/42	480	351
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	91	83
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A3, 5.364% 8/12/48	470	274
Morgan Stanley Capital I Trust Series 2007-HQ12 Class A2, 5.8109% 4/12/49 (k)	535	407
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	423	339
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43	355	216
Series 2007-C32 Class A2, 5.9241% 6/15/49 (k)	140	107
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	350	235
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,500)		3,449
Fixed-Income Funds - 19.2%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (l)	99,386	7,257
Fidelity Commercial Mortgage-Backed Securities Central Fund (l)	268,128	18,466
Fidelity Corporate Bond 1-10 Year Central Fund (l)	535,810	45,672
Fidelity High Income Central Fund 2 (l)	225,339	15,877
Fidelity Mortgage Backed Securities Central Fund (l)	605,495	59,659
Fidelity Ultra-Short Central Fund (l)	217,729	14,477
TOTAL FIXED-INCOME FUNDS (Cost $195,037)		161,408
Money Market Funds - 6.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.29% (b)	55,553,871	$ 55,554
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	2,906,875	2,907
TOTAL MONEY MARKET FUNDS (Cost $58,461)		58,461
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,053,128)		888,160
NET OTHER ASSETS - (5.5)%		(45,938)
NET ASSETS - 100%		$ 842,222
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
161 CME E-mini S&P 500 Index Contracts	Dec. 2008	$ 7,207	$ (133)

The face value of futures purchased as a percentage of net assets - 0.9%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35 (Rating-Caa3) (i)

	March 2035	$ 90	$ (85)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (i)

	Oct. 2036	$ 200	$ (190)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon defualt event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-B1) (i)	Dec. 2034	79	(73)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34 (Rating-B1) (i)	Dec. 2034	56	(51)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (j)	Sept. 2037	300	(229)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (j)	Sept. 2037	200	(152)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (i)	June 2035	110	(102)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (i)	March 2034	50	(27)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34
(Rating-Ba2) (i)

	Feb. 2034	$ 1	$ (1)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35 (Rating-C) (i)	June 2035	420	(395)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (i)	August 2035	200	(185)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36 (Rating-C) (i)	August 2036	200	(184)
TOTAL CREDIT DEFAULT SWAPS		$ 1,906	$ (1,674)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	50
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	164
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	$ 5,000	$ 409
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	966
TOTAL INTEREST RATE SWAPS		$ 18,000	$ 1,589
		$ 19,906	$ (85)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,389,000 or 0.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.

(i) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(j) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $996,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 410
Fidelity 1-3 Year Duration Securitized Bond Central Fund	125
Fidelity Cash Central Fund	220
Fidelity Commercial Mortgage-Backed Securities Central Fund	351
Fidelity Corporate Bond 1-10 Year Central Fund	759
Fidelity Mortgage Backed Securities Central Fund	1,036
Fidelity Securities Lending Cash Central Fund	38
Fidelity Ultra-Short Central Fund	175
Total	$ 3,114
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 13,170	$ 89	$ 4,806	$ 7,257	0.9%
Fidelity Commercial Mortgage-Backed Securities Central Fund	25,879	233	2,251	18,466	0.7%
Fidelity Corporate Bond 1-10 Year Central Fund	56,418	509	4,962	45,672	0.7%
Fidelity High Income Central Fund 2	19,738	1,801	-	15,877	4.1%
Fidelity Mortgage Backed Securities Central Fund	88,196	734	29,931	59,659	0.7%
Fidelity Ultra-Short Central Fund	27,012	-	9,101	14,477	0.8%
Total	$ 230,413	$ 3,366	$ 51,051	$ 161,408
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 888,160	$ 716,500	$ 170,928	$ 732
Other Financial Instruments*	$ (218)	$ (133)	$ 1,207	$ (1,292)
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 1,103	$ (1,284)
Total Realized Gain (Loss)	1	-*
Total Unrealized Gain (Loss)	(466)	(8)
Cost of Purchases	97	-
Proceeds of Sales	(3)	-
Amortization/Accretion	-	-
Transfer in/out of Level 3	-	-
Ending Balance	$ 732	$ (1,292)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $12,000.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,080,629,000. Net unrealized depreciation aggregated $192,469,000, of which $19,905,000 related to appreciated investment securities and $212,374,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $1,906,000 representing 0.23% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2009